FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS - Summary of Changes in Fair Value of Company's Total Contingent Consideration (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 52,000	$ 108,840
Ending balance		52,000
Significant Unobservable Inputs (Level 3)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	52,000	108,840
Change in fair value of contingent consideration	(50,200)	(47,855)
Ending balance	$ 1,800	$ 52,000